Nature of the business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the business
Nature of the business

Realm Therapeutics plc (the Company) is incorporated under the laws of England and Wales and is domiciled in the United Kingdom (U.K.) In August 2018, the Company reported top-line data from its Phase 2 clinical trial of product candidate PR022 in Atopic Dermatitis.
In 2018, the primary focus of the business was completing the two Phase 2 clinical studies - one evaluating PR013 in Allergic Conjunctivitis and the other evaluating PR022 in Atopic Dermatitis. Both product candidates were developed based upon the Company’s propriety platform technology which is a high concentration, stabilized formulation of hypochlorous acid (HOCl).
In March 2018, the Company announced that in the Phase 2 clinical trial for Allergic Conjunctivitis, its product candidate, PR013, did not demonstrate efficacy.  As a result, the Company is no longer pursing the clinical development of PR013 and does do not intend to make any additional investments in this program.
In July 2018, the Securities and Exchange Commission declared effective the Company’s registration statement with respect to American Depositary Shares (ADSs) representing the Company's ordinary shares, and Nasdaq approved the ADSs for listing and the ADSs were listed for trading thereon. The registration statement was filed to facilitate the creation of a trading market in the United States for ADSs and in satisfaction of Realm's obligations under a registration rights agreement entered into with investors who participated in the Company's October 2017 private placement.
In August 2018, the reported top-line data from our Phase 2 clinical trial of PR022 in Atopic Dermatitis. In the study, PR022 showed no difference from vehicle in the primary endpoint of percent change in Eczema Area Severity Index (EASI) versus baseline. As a result, the Company is no longer pursing the clinical development of PR022 and, does not intend to make any additional investments in this program.
In September 2018, the Company announced the commencement of a process to explore strategic alternatives for the Company, which might have included, without limitation, the sale of some or substantially all of the Company's assets, a sale of stock, a strategic merger or other business combination transaction or other transaction between the Company and a third party.  The Company retained MTS Health Partners, L.P. to serve as the financial advisor to its Board of Directors in certain aspects of the process.
In February 2019, the Company entered into an agreement to sell, subject to shareholder approval, certain assets, including its Vashe® wound care royalty stream, HOCl related equipment, intellectual property (including know-how, patents and copyrights), program records, and certain assigned contracts and intellectual property licenses (the Asset Disposal) to Urgo North America for gross proceeds of $10.0 million. The Company further announced its intention to delist its ordinary shares from admission to trading on AIM and to adopt an Investing Policy, both of which required shareholder approval.
Shareholders approved all of these actions at a meeting held March 15, 2019. The AIM delisting became effective on March 27, 2019. The Asset Disposal closed on March 28, 2019 increasing the Company's cash resources for potential strategic transactions. The Investing Policy requires the Board to seek to invest in, partner with, acquire and/or be acquired by companies with meaningful development potential in the life sciences sector or with good overall business prospects; or, if a suitable transaction is not identified, to consider dissolving and liquidating the Company's remaining assets. In the event of dissolution, the Company would be required to pay all of its debts and contractual obligations and set aside certain reserves for potential future claims and would need to create distributable reserve in order to make any distributions to shareholders. If the Company dissolves and liquidates its assets, there can be no assurance as to the amount or timing of available cash that will remain for distribution to its shareholders.
At December 31, 2018, the Company had cash, cash equivalents and marketable securities of $18.9 million, working capital of $19.8 million, and an accumulated deficit of $200.9 million. Our future operations are highly dependent on completing a strategic transaction with a third party.
On April 5, 2019, the Company announced that it had received written notice from the Listing Qualifications Staff (the “Staff”) of Nasdaq Market indicating that, based upon the Company’s recent Assets Disposal, the Staff believes the Company is a “shell company” (i.e., a non-operating entity) and, as such, the continued listing of the Company's ADSs on Nasdaq is no longer warranted. The Company plans to timely request a hearing before the Nasdaq Hearings Panel (the “Panel”), which request will stay any suspension or delisting action by Nasdaq at least pending the ultimate outcome of the hearing.